EDGAR

October 3, 2003


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Filing Pursuant to Rule 497(j)
          John Hancock Bond Trust
           John Hancock Government Income Fund
           John Hancock High Yield Bond Fund
           John Hancock Investment Grade Bond Fund

         File Nos.  811-3006; 2-66906
         ----------------------------

CERTIFICATE UNDER RULE 497 (j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Statements of Additional Information dated October 1, 2003 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.





                                              Sincerely,


                                              /s/Joan O'Neill
                                              ---------------
                                              Joan O'Neill
                                              Senior Paralegal
                                              Federal Compliance